Trade and Other Payables	12 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
Trade and Other Payables

Note 19. Trade and other payables

	Consolidated
	30 June 2025	30 June 2024
	$	$
Current liabilities
Trade payables	182,632	387,034
Accruals	100,138	465,639
Payroll tax payable	-	32,886
Wages Payable - Employees	1,070	9,116
PAYG Withholding Payable	155,284	314,599
Superannuation Payable	23,039	121,530
Insurance Funding	109,931	2,894
Wages Payable – related party	-	224,488
	572,094	1,558,186

Due to their short term nature, the directors consider that the carrying amount of trade payables approximates to their fair value. No interest is payable on amounts classified as trade and other payables.